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                            G.T. GLOBAL THEME FUNDS
                         SUPPLEMENT TO PROSPECTUS DATED
                                 MARCH 1, 1995

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The following information supersedes and replaces the description of the Funds'
portfolio management team contained in the section of the Funds' Prospectus on page 46 entitled "Management":

"The investment professionals primarily responsible for the portfolio management of the Funds are as follows:
                      GLOBAL FINANCIAL SERVICES PORTFOLIO

                        RESPONSIBILITIES FOR                              BUSINESS EXPERIENCE
NAME/OFFICE                 THE PORTFOLIO                                   PAST FIVE YEARS
---------------------  -----------------------  -----------------------------------------------------------------------

A. James Ellman        Portfolio Manager since  Analyst for G.T. Capital from 1994 to 1995. From 1992 to 1994, Mr.
 San Francisco          1995                     Ellman was a student at the Harvard Graduate School of Business
                                                 Administration (where he received a Masters of Business
                                                 Administration). From 1990 to 1992, Mr. Ellman was employed by the
                                                 Federal Reserve Bank of New York as an international bank examiner.

                                            GLOBAL INFRASTRUCTURE PORTFOLIO


                        RESPONSIBILITIES FOR                              BUSINESS EXPERIENCE
NAME/OFFICE                 THE PORTFOLIO                                   PAST FIVE YEARS
---------------------  -----------------------  -----------------------------------------------------------------------
David L. Sherry        Portfolio Manager since  Portfolio Manager for G.T. Capital since 1993. From 1992 to 1993, Mr.
 San Francisco          Portfolio inception in   Sherry was Senior Securities Analyst for Franklin Resources, Inc. (San
                        1994                     Mateo, CA). From 1990 to 1992, he was a student at University of
                                                 California at Los Angeles Graduate School of Business (where he received a Masters of Business Administration.) Prior thereto, he was an Assistant Treasurer with Brown Brothers Harriman (NY).

Michael Mahoney        Portfolio Manager since  Portfolio Manager for G.T. Capital since 1993. From 1991 to 1993, Mr.
 San Francisco          Portfolio inception in   Mahoney was an Investment Analyst for G.T. Capital. From 1989 to 1991,
                        1994                     he was a student at Stanford Graduate School of Business (where he received a Masters of Business Administration). Prior thereto, he was a Management Consultant for Bain & Co., management consulting
                                                 (Boston).

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                       GLOBAL NATURAL RESOURCES PORTFOLIO

                        RESPONSIBILITIES FOR                              BUSINESS EXPERIENCE
NAME/OFFICE                 THE PORTFOLIO                                   PAST FIVE YEARS
---------------------  -----------------------  -----------------------------------------------------------------------
Charles A. Wall        Portfolio Manager since  Portfolio Manager for G.T. Management (Australia) Ltd. and G.T. Capital
 Sydney                 Portfolio inception in   since 1992. Prior thereto, Mr. Wall was a Portfolio Manager for Baring
                        1994                     Securities (Sydney).

Derek H. Webb          Portfolio Manager since  Analyst for G.T. Capital from 1992 to 1994. From 1990 to 1992, Mr. Webb
 San Francisco          Portfolio inception in   was a student of the University of Pennsylvania, Wharton School of
                        1994                     Business. During 1989, he was Vice President, Citicorp Investment Bank
                                                 of Los Angeles. Prior thereto, he was a Bond Trader, Trust Co. of the
                                                 West (Los Angeles).

                                    GLOBAL CONSUMER PRODUCTS AND SERVICES PORTFOLIO


                        RESPONSIBILITIES FOR                              BUSINESS EXPERIENCE
NAME/OFFICE                 THE PORTFOLIO                                   PAST FIVE YEARS
---------------------  -----------------------  -----------------------------------------------------------------------
Derek H. Webb          Portfolio Manager since  Analyst for G.T. Capital from 1992 to 1994. From 1990 to 1992, Mr. Webb
 San Francisco          Portfolio inception in   was a student of the University of Pennsylvania, Wharton School of
                        1994                     Business. During 1989, he was Vice President, Citicorp Investment Bank
                                                 for Los Angeles. Prior thereto, he was a Bond Trader, Trust Co. of the
                                                 West (Los Angeles).

                                                GLOBAL HEALTH CARE FUND

                        RESPONSIBILITIES FOR                              BUSINESS EXPERIENCE
NAME/OFFICE                   THE FUND                                      PAST FIVE YEARS
---------------------  -----------------------  -----------------------------------------------------------------------
Edward R. Gomoll       Portfolio Manager since  Portfolio Manager for G.T. Capital.
 San Francisco          Fund inception in 1989

Michael Yellen         Research Analyst since   Research Analyst for G.T. Capital since 1994. From 1991 to 1994, Mr.
 San Francisco          1994                     Yellen was a securities analyst and co-portfolio manager for Franklin
                                                 Resources, Inc. (San Mateo, CA). Prior thereto, Mr. Yellen was a student at Stanford University, where he received a Bachelor's Degree in International Relations.

                                            GLOBAL TELECOMMUNICATIONS FUND

                        RESPONSIBILITIES FOR                              BUSINESS EXPERIENCE
NAME/OFFICE                   THE FUND                                      PAST FIVE YEARS
---------------------  -----------------------  -----------------------------------------------------------------------
Michael Mahoney        Portfolio Manager since  From 1991 to 1993, Mr. Mahoney was an Investment Analyst for G.T.
 San Francisco          1993                     Capital. From 1989 to 1991, he was a student at Stanford Graduate
                                                 School of Business (where he received a Masters of Business
                                                 Administration). Prior thereto, he was a Management Consultant for
                                                 Bain & Co., management consulting (Boston).

David L. Sherry        Portfolio Manager since  Portfolio Manager for G.T. Capital since 1993. From 1992 to 1993, Mr.
 San Francisco          1993                     Sherry was Senior Securities Analyst for Franklin Resources, Inc. (San
                                                 Mateo, CA). From 1990 to 1992, he was a student at University of
                                                 California at Los Angeles Graduate School of Business (where he received a Masters of Business Administration). Prior thereto, he was an Assistant Treasurer with Brown Brothers Harriman (NY)."

On page 53, under "Other Information -- Confirmations and Reports to Shareholders," the following information should be inserted immediately prior to the last sentence of the paragraph: "Under certain circumstances, duplicate mailings of such reports to the same household may be consolidated."

The following revisions have been made relating to the eligibility requirements for investing in Advisor Class shares of each of the G.T. Global Theme Funds.

On page 16, under "Alternative Purchase Plan -- Advisor Class Shares," section
(b) is amended to read "any account with assets of at least $25,000 if (i) a financial planner, trust company... ," and section (c) is amended to read "any account with assets of at least $25,000 if (i) such account is established under a 'wrap fee' program... ." The rest of the qualifications in (b) and (c) and the other eligible groups described under sections (a), (d) and (e) in that paragraph remain unchanged.

Under "Other Information -- Custodian and Accounting Agent," it should be noted that effective July 1, 1995, G.T. Capital serves as each Fund's pricing and accounting agent. The monthly fee for these services to G.T. Capital is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by G.T. Capital ("G.T. Funds") and 0.02% to the assets in excess of $5 billion and dividing the result by the aggregate assets of the G.T. Funds.

THESU510120MC                                                   October 20, 1995